Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares		Jun. 30, 2026	Dec. 31, 2025
Class A Ordinary Shares
Ordinary shares, par value per share (in Dollars per share)	[1]	$ 0.0024	$ 0.0024
Ordinary shares, shares authorized (in Shares)	[1]	96,000,000	96,000,000
Ordinary shares, shares issued (in Shares)	[1]	208,333	208,333
Ordinary shares, shares outstanding (in Shares)	[1]	208,333	208,333
Class B Ordinary Shares
Ordinary shares, par value per share (in Dollars per share)	[1]	$ 0.0024	$ 0.0024
Ordinary shares, shares authorized (in Shares)	[1]	300,000,000	300,000,000
Ordinary shares, shares issued (in Shares)	[1]	4,638,810	3,628,186
Ordinary shares, shares outstanding (in Shares)	[1]	4,638,810	3,628,186

[1]	The shares and per share information are presented on a retroactive basis to reflect the share consolidation (Note 16).